Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 1,113	£ 625
Rate derivatives - inflows	(537)	(574)
Rate derivatives - outflows	542	591
FX forwards - inflows	(68)	(210)
FX forwards - outflows	68	209
Total	1,118	641
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	166	177
Rate derivatives - inflows	(12)	(41)
Rate derivatives - outflows	209	242
FX forwards - outflows	36	209
Total	399	587
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	481
Rate derivatives - inflows	(152)	(172)
Rate derivatives - outflows	330	344
FX forwards - inflows	(68)	(210)
Total	591	(38)
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	466	448
Rate derivatives - inflows	(373)	(361)
Rate derivatives - outflows	3	5
FX forwards - outflows	32
Total	128	92
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	200	12
Rate derivatives - inflows	(186)	(19)
Rate derivatives - outflows	180	23
FX forwards - inflows	(68)	(186)
FX forwards - outflows	68	186
Total	194	16
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	497	354
Rate derivatives - inflows	(350)	(223)
Rate derivatives - outflows	350	237
FX forwards - inflows		(24)
FX forwards - outflows		23
Total	497	367
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	416	259
Rate derivatives - inflows	(1)	(332)
Rate derivatives - outflows	12	331
Total	£ 427	£ 258